Average Annual Total Returns		12 Months Ended	14 Months Ended	42 Months Ended	51 Months Ended	60 Months Ended	67 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ETC Cabana Target Beta ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.63%			(0.93%)
Performance Inception Date	Sep. 17, 2020
ETC Cabana Target Beta ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.49%			(1.76%)
ETC Cabana Target Beta ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.34%			(0.98%)
ETC Cabana Target Drawdown 10 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.24%			1.21%
Performance Inception Date	Sep. 17, 2020
ETC Cabana Target Drawdown 10 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.65%			0.61%
ETC Cabana Target Drawdown 10 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.58%			0.73%
ETC Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.92%		(3.56%)
Performance Inception Date	Jul. 13, 2021
ETC Cabana Target Leading Sector Moderate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.34%		(4.30%)
ETC Cabana Target Leading Sector Moderate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.42%		(2.87%)
QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.42%				14.91%	16.21%
Performance Inception Date	May 20, 2019
QRAFT AI-Enhanced U.S. Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.27%				14.60%	15.63%
QRAFT AI-Enhanced U.S. Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.79%				11.89%	12.91%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		35.56%				17.15%	17.27%
Performance Inception Date	May 20, 2019
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		35.56%				15.08%	14.97%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		21.05%				12.75%	12.78%
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.87%	34.07%
Performance Inception Date	Nov. 07, 2023
LG QRAFT AI-Powered U.S. Large Cap Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		27.58%	33.73%
LG QRAFT AI-Powered U.S. Large Cap Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		16.57%	25.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	31.46%	10.51%	15.48%	14.53%	15.70%
Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		3.57%			0.60%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.40%			3.23%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.27%		1.87%